UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.
800 Golfview Park
Lenoir, NC 28645
(Address of principal executive offices) (Zip code)

Carol Frye
800 Golfview Park
P. O. Box 500
Lenoir, NC 28645
(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Unaudited)
January 31, 2008

	Coupon				Percent
	Interest	Maturity	Maturity	Market	of Net
Debt Issuer	Rate	Date	Value	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	7.875%	3/1/2004	$1,000,000	$480,000
ENRON CORP[1]	6.750%	7/1/2005	300,000	-
UK TREASURY BDS	5.000%	3/7/2008	3,925,377	3,975,166
AUSTRALIA GOVT BOND	8.750%	8/15/2008	883,888	902,028
LEHMAN BROS HLDGS INC NIKKEI	0.000%	9/29/2008	3,000,000	3,276,000
LEHMAN BROS HLDGS INC EAFE	0.000%	11/15/2008	1,000,000	1,121,000
AUSTRALIA GOVT BOND	7.500%	9/15/2009	984,960	1,084,693
LEHMAN BROS MEDIUM TERM	0.000%	3/15/2011	3,000,000	3,860,100

TOTAL INVESTMENTS IN FIXED INCOME			$14,094,225	$14,698,987	9.30%

1In default

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2008

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS
ACCESS FLEX BEAR HIGH YIEL	37,439.16	$1,000,000	$1,005,241
FLAHERTY & CRUMRINE PREFER	16,000.00	201,346	205,120
HARBOR REAL RETURN FUND IN	11,121.86	115,000	117,669
PIMCO CORPORATE INC FD COM	10,000.00	137,461	157,900
VANGUARD INTER TERM BOND I	14,925.37	160,000	160,000

TOTAL BOND MUTUAL FUNDS		1,613,807	1,645,931	1.04%

STOCK MUTUAL FUNDS
U.S. LARGE CAP EQUITIES
Large Cap Blend
SELECTED AMERN SHS INC COM	5,108.99	150,000	233,174
SPDR TR UNIT SER 1	5,000.00	548,765	686,850
		698,765	920,024	0.58%

Large Cap Value
DODGE & COX STK FD COM	4,146.57	489,147	542,081
EATON VANCE TAX ADVT COM	13,100.00	292,238	339,421
GABELLI DIVD & INCM TR COM	17,000.00	333,790	321,810
		1,115,175	1,203,312	0.76%

TOTAL U.S. LARGE CAP EQUITIES		1,813,940	2,123,337	1.34%

U.S. SMALL/MID CAP EQUITIES
Mid Cap Blend
VANGUARD STRATEGIC EQUITY	16,920.62	306,714	324,368	0.21%

Mid Cap Growth
BRANDYWINE FD INC COM	10,053.62	225,000	324,531
VANGUARD CAPITAL OPPOR FUN	4,472.38	100,058	153,805
		325,058	478,336	0.30%

Small Cap Value
CORNERCAP GROUP FDS CONTRA	9,354.54	100,000	92,049
VANGUARD SMALL-CAP VALUE I	10,224.95	100,000	152,658
		200,000	244,707	0.15%

TOTAL U.S. SMALL/MID CAP EQUITIES		831,772	1,047,411	0.66%

INTERNATIONAL EQUITIES
World Stock
POLARIS GLOBAL VALUE FUND	4,938.85	105,000	81,442
SPDR SER TR DJ GLOBAL TITA	3,500.00	272,066	257,040
		377,066	338,482	0.21%

Foreign Large Blend
ISHARES TR MSCI EAFE IDX	12,600.00	520,186	911,484
UMB SCOUT INTERNATIONAL FU	5,625.88	200,000	195,331
VANGUARD INTL GROWTH FUND	10,944.15	553,811	786,666
		1,273,997	1,893,480	1.20%

Foreign Large Value
GMO TR FOREIGN II	63,902.32	661,348	1,063,335
GMO TR INTL INTRINSIC VL I	19,384.40	362,936	575,717
ISHARES INC MSCI CDA INDEX	25,500.00	466,086	772,140
VANGUARD INTERNATIONAL VAL	2,449.54	108,000	94,650
		1,598,370	2,505,841	1.58%

Foreign Small/Mid Value
TWEEDY BROWNE FD INC GLOBA	19,958.23	453,542	547,255	0.35%

Diversified Emerging Markets
ISHARES TR MSCI EMERG MKT	9,000.00	393,810	1,232,010	0.78%

Diversified Asia Pacific
ISHARES MSCI EX-JAPAN	1,000.00	174,640	142,130
ISHARES TR FTSE INDX	1,000.00	194,670	144,070
MORGAN S D WITTR ASIA COM	56,000.00	582,115	1,060,080
		951,425	1,346,280	0.85%

European Stock
ISHARES INC MSCI UTD KINGD	13,700.00	248,982	303,592	0.19%

Japan Stock
VANGUARD PACIFIC STOCK IND	23,909.15	520,000	657,502
VANGUARD PACIFIC VIPERS	10,100.00	506,327	646,400
		1,026,327	1,303,902	0.82%

Asia Ex-Japan Stock
ISHARES INC MSCI AUSTRALIA	41,500.00	663,914	1,115,520
ISHARES INC MSCI S KOREA	5,000.00	329,381	283,250
ISHARES INC MSCI SINGAPORE	151,500.00	1,063,650	1,845,270
MATTHEWS INTL FDS ASIAN GR	75,615.05	1,125,000	1,419,295
TAIWAN FD INC COM	5,602.47	115,415	85,214
		3,297,360	4,748,548	3.00%

Latin America Stock
ISHARES INC MSCI BRAZIL	4,000.00	240,237	305,960
ISHARES INC MSCI MEXICO	4,000.00	157,040	221,880
ISHARES S&P LATIN AMERICA	1,000.00	258,920	240,440
		656,197	768,280	0.49%

TOTAL INTERNATIONAL EQUITIES		10,277,075	14,987,669	9.48%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREF	10,000.00	216,190	230,500	0.15%

Real Estate
VANGUARD REIT ETF	1,500.00	87,975	91,470	0.06%

Utilities
JOHN HANCOCK PATRIOT PREM	11,974.00	152,045	122,255	0.08%

Health
ISHARES DJ US MEDICAL DEVI	2,000.00	119,040	113,880
ISHARES DJ US PHRM	3,000.00	158,105	153,510
		277,145	267,390	0.17%

Natural Resources
BARCLAYS IPATH DJ AIG AGRI	20,000.00	1,091,590	1,199,800
ISHARES DJ US OIL & GAS EX	7,500.00	448,713	463,350
ISHARES DJ US OIL EQUIPMEN	7,500.00	449,903	410,400
OIL SVC HOLDRS TR DEPOSTRY	4,000.00	535,335	629,880
POWERSHARES ETF TRUST WATE	15,000.00	268,469	291,150
PROVIDENT ENERGY TR TR UNI	20,000.00	228,130	199,000
VANGUARD MATERIALS	1,500.00	120,446	125,670
		3,142,584	3,319,250	2.10%

Precious Metals
ISHARES COMEX GOLD TR ISHA	30,000.00	1,762,368	2,745,000	1.74%

Technology
ULTRA SEMICONDUCTORS PROSH	2,500.00	209,168	122,850	0.08%

Bear Market
ULTRASHORT RUSSELL 2000 PR	5,000.00	431,310	403,300	0.26%

Long-Short
HUSSMAN STRATEGIC GROWTH F	278,211.27	4,500,000	4,276,107	2.70%

TOTAL SPECIALTY FUNDS		10,778,785	11,578,122	7.32%

TOTAL STOCK MUTUAL FUNDS		23,701,572	29,736,539	18.81%

TOTAL INVESTMENT IN MUTUAL FUNDS		$25,315,379	$31,382,470	19.85%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2008

			Percent
		Market	of Net
Company Name	Cost	Value	Assets

LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
-CONVERTIBLE HEDGE SERIES	$1,475,886	$1,853,988
-EVENT DRIVEN SERIES	2,298,592	3,457,144
-MERGER ARBITRAGE SERIES	1,600,000	2,294,257
JMG CAPITAL PARTNERS LP	609,767	1,870,708
LMC COMPASS FUND, LP	1,500,000	2,153,619
MARINER PARTNERS, LP	750,000	1,681,877
RYE SELECT BROAD MARKET FUND	1,000,000	1,097,798
STARK INVESTMENTS LP	1,000,000	2,915,090
STARK STRUCTURED FINANCE ONSHORE	1,000,000	1,176,829
WALNUT INVESTMENT PARTNERS LP	235,567	69,140
TOTAL LIMITED PARTNERSHIPS	11,469,812	18,570,450	11.75%

CALL OPTIONS:
AMBAC FINANCIAL CLL OPT $40 EXP 5/17/08	8,531	250
BANK OF AMER CLL OPT $42.50 EXP 1/17/09	102,375	172,500
CAL-MAINE FOODS, INC CLL OPT $30 EXP 2/16/08	15,063	4,500
CAL-MAINE FOODS, INC CLL OPT $35 EXP 5/17/08	16,063	9,500
CITIGROUP CLL OPT $27.50 EXP 6/21/08	61,245	66,000
CURR SHS JAP YEN CLL OPT $88 EXP 3/22/08	32,125	66,000
CURR SHS JAP YEN CLL OPT $90 EXP 3/22/08	21,563	22,000
MBIA INC CLL OPT $25 EXP 1/17/09	15,063	16,000
MBIA INC CLL OPT $30 EXP 1/17/09	10,063	8,750
POWERSHARES QQQ CLL OPT $48 EXP 2/16/08	38,763	3,500
SPDR S&P 500 CLL OPT $143 EXP 3/22/08	25,313	10,800
SPDR TR UNIT CLL OPT $145 EXP 2/16/08	31,625	3,100
TOTAL CALL OPTIONS	377,789	382,900	0.24%

PUT OPTIONS:
BEAR STEARNS PUT OPT $80 EXP 2/16/08	33,063	5,750
CABLEVISION SYS PUT OPT $25 EXP 3/22/08	13,813	10,250
CITIGROUP PUT OPT $25 EXP 6/21/08	38,250	27,800
US OIL FUND LP PUT OPT $70 EXP 4/19/08	30,063	13,750
TOTAL PUT OPTIONS	115,188	57,550	0.04%

TOTAL OTHER INVESTMENTS	$11,962,789	$19,010,900	12.02%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2008

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
COMMON STOCKS
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	170,600.00	HEAD N V NY REGISTRY SH	$343,660	$470,856	0.30%

Consumer Services	17,300.00	MCDONALDS CORP COM	396,689	926,934	0.59%

Media	30,000.00	DISNEY WALT CO COM	691,627	895,200
	500.00	GRUPO TELEVISA SA DE SP AD	14,533	11,125
	47,000.00	NEWS CORP CL B	815,268	911,330
			1,521,428	1,817,655	1.15%

Retailing	6,000.00	AARON RENTS INC COM	119,477	114,720
	30,000.00	HOME DEPOT INC COM	1,027,660	919,200
			1,147,137	1,033,920	0.65%

TOTAL CONSUMER DISCRETIONARY			3,408,914	4,249,365	2.69%

CONSUMER STAPLES
Food & Staples Retailing	3,000.00	COSTCO COMPANIES INC COM	192,463	200,145
	32,000.00	KROGER CO COM	591,459	814,400
	27,000.00	SAFEWAY INC COM NEW	505,111	836,730
	3,000.00	SYSCO CORP COM	88,555	87,000
			1,377,588	1,938,275	1.23%

Food, Beverage & Tobacco	10,000.00	ANHEUSER BUSCH COS INC COM	444,333	465,000
	17,000.00	COCA COLA CO COM	704,836	1,003,000
	10,000.00	DIAGEO P L C SPON ADR NEW	584,722	807,700
	12,500.00	GENERAL MLS INC COM	615,776	681,500
	11,900.00	HEINZ H J CO COM	399,291	506,702
	20,800.00	NESTLE S A SPONSORED ADR	1,005,764	2,315,914
	4,000.00	PEPSICO INC COM	286,163	272,200
	3,500.00	SADIA	126,326	185,115
			4,167,210	6,237,131	3.94%

Household & Personal Products	20,000.00	AVON PRODS INC COM	536,465	698,600
	19,000.00	PROCTER & GAMBLE CO COM	1,227,347	1,242,980
			1,763,812	1,941,580

TOTAL CONSUMER STAPLES			7,308,610	10,116,986	6.40%

ENERGY	15,000.00	ADVANTAGE ENERGY INCOM TR	166,993	144,300
	500.00	APACHE CORP COM	51,157	47,680
	15,000.00	BP PLC SPONSORED ADR	924,539	959,250
	7,500.00	CHEVRON CORP	338,776	624,375
	23,036.00	CONOCOPHILLIPS COM	746,332	1,845,414
	2,000.00	CROSSTEX ENERGY, LP	71,001	63,160
	4,500.00	DEVON ENERGY CORP NEW COM	374,334	382,725
	6,700.00	DIAMOND OFFSHORE DRILL COM	794,580	754,839
	25,340.00	ENTERPRISE PRODS PARTN COM	470,956	789,594
	9,504.00	EXXON MOBIL CORP COM	520,472	821,146
	2,000.00	FRONTIER OIL CORP COM	74,085	70,440
	2,000.00	GRANT PRIDECO INC	111,830	99,360
	1,500.00	HELIX ENERGY SOLUTIONS	61,366	55,380
	1,000.00	HORNBECK OFFSHORE SERVICES	44,680	38,600
	5,000.00	INERGY L P UNIT LTD PTNR	178,794	143,750
	5,146.00	KINDER MORGAN MANAGEMENT L	255,897	277,833
	59,940.00	KINDER MORGAN MGMT FRACTIO	30	30
	3,000.00	KNIGHTSBRIDGE TANKERS ORD	78,032	78,750
	500.00	MARATHON OIL CORP COM	23,527	23,535
	11,000.00	MARKWEST ENERGY PARTNERS L	384,905	374,000
	7,000.00	NATIONAL OILWELL VARCO COM	501,502	421,240
	7,000.00	NOBLE CORPORATION SHS	332,104	305,610
	3,000.00	NORDIC AMERICAN TANKER COM	115,277	93,660
	2,000.00	ONEOK PARTNERS LP	139,118	125,140
	20,000.00	PENGROWTH ENERGY TR TR UNI	351,250	349,600
	7,500.00	PENN WEST ENERGY TR TR UNI	213,259	201,675
	3,500.00	ROYAL DUTCH SHELL ADR A	187,274	249,935
	8,792.00	ROYAL DUTCH SHELL ADR B	431,360	607,967
	3,000.00	SAN JUAN BASIN ROYALTY TRU	91,906	110,370
	250.00	SASOL	11,373	12,023
	2,050.00	SUNCOR ENERGY INC COM	188,807	192,477
	3,500.00	SUNOCO LOGISTICS PT LP COM	202,326	180,390
	4,500.00	TENARIS S A SPONSORED ADR	218,977	179,865
	10,000.00	TEPPCO PARTNERS L P UT LTD	323,635	388,100
	1,000.00	TIDEWATER INC COM	72,402	52,960
	1,000.00	TRANSOCEAN INC NEW SHS	139,083	122,200
	3,000.00	VALERO ENERGY CORP NEW COM	203,442	177,180
	3,088.00	WEATHERFORD INTL LTD COM	213,740	190,503
	3,125.00	XTO ENERGY INC COM	145,324	162,313
TOTAL ENERGY			9,754,443	11,717,367	7.41%

FINANCIALS
Banks	4,000.00	BANCO BILBAO VIZCAYA ARGEN	101,491	84,200
	31,000.00	BANK OF AMERICA CORP COM	1,417,737	1,368,650
	12,000.00	FIRST CHARTER CORP.	268,562	328,920
	1,000.00	ICICI BANK	41,858	60,760
	28,700.00	US BANCORP DEL COM NEW	697,581	974,365
	3,000.00	WACHOVIA CORP 2ND NEW COM	103,538	111,660
	10,000.00	WASHINGTON MUT INC COM	184,695	198,700
			2,815,461	3,127,255	1.98%

Diversified Financials	15,800.00	ALLIANCE BERNSTEIN HLDG UN	661,666	1,048,712
	14,000.00	ALLIED CAP CORP COM	436,455	309,820
	12,750.00	BROOKFIELD ASSET MANAGEMEN	483,916	410,550
	1,000.00	CME GROUP	607,789	612,500
	3,000.00	FORTRESS INVESTMENT GROUP	43,060	44,400
	2,582.00	HSBC HLDGS PLC SPON ADR NE	235,010	194,450
	5,000.00	INVESTOOLS INC	61,228	68,300
	10,000.00	JANUS CAPITAL GROUP, INC	339,669	269,900
	12,000.00	LLOYDS TSB GROUP PLC SPONS	468,276	419,880
	16,500.00	MERRILL LYNCH & CO INC COM	870,566	929,940
	50.00	MOODYS CORP COM	3,274	1,739
	3,000.00	OPTIONS EXPRESS HOLDINGS	80,551	81,360
	19,000.00	UBS AG NAMEN AKT	853,486	784,320
			5,144,944	5,175,871	3.27%

Insurance	14,500.00	AFLAC INC COM	757,205	885,805
	17,500.00	AMERICAN INTL GROUP COM	1,093,130	961,975
	2.00	BERKSHIRE HATHAWAY A	218,700	272,000
	8,000.00	MANULIFE FINL CORP COM	245,128	300,680
	40,000.00	MARSH & MCLENNAN COS COM	1,154,788	1,102,000
	2,500.00	PRUDENTIAL FINL INC COM	247,370	210,175
			3,716,320	3,732,635	2.36%

Real Estate	15,000.00	CAPITALSOURCE INC COM	349,293	246,000
	25,000.00	MEDICAL PPTYS TR INC COM	256,901	316,000
	3,000.00	VENTAS INC	106,423	132,600
			712,616	694,600	0.44%

TOTAL FINANCIALS			12,389,342	12,730,361	8.05%

HEALTH CARE
Health Care Equipment & Services	1,166.00	AMEDISYS INC COM	54,237	49,707
	5,000.00	BARD C R INC COM	206,257	481,650
	27,500.00	CIGNA CORP COM	658,525	1,352,725
	1,000.00	COVENTRY HEALTH CARE COM	57,010	56,530
	7,000.00	LABORATORY CORP AMER HLDGS	321,525	516,390
	4,000.00	MEDCO HEALTH SOLUTIONS COM	170,002	199,920
	22,000.00	MEDTRONIC INC COM	1,186,791	1,023,000
	2,500.00	PEDIATRIX MED GROUP COM	113,813	166,500
	4,000.00	QUEST DIAGNOSTICS INC COM	204,139	196,800
	550.00	UNITEDHEALTH GROUP INC COM	27,866	27,962
			3,000,164	4,071,184	2.57%

Pharmaceuticals & Biotechnology	12,800.00	AMGEN INC COM	682,724	596,352
	12,500.00	BIOVAIL CORP.	241,549	171,250
	40,000.00	BRISTOL MYERS SQUIBB COM	965,578	920,800
	100.00	GILEAD SCIENCES INC COM	4,127	4,569
	10,000.00	GLAXOSMITHKLINE PLC SPONSO	523,306	473,800
	12,500.00	JOHNSON & JOHNSON COM	764,837	789,250
	500.00	MATRIXX INITIATIVES COM	12,376	6,800
	15,000.00	MERCK & CO INC COM	413,789	691,500
	250.00	PDL BIOPHARMA INC COM	7,829	3,733
	42,500.00	PFIZER INC COM	1,089,727	992,800
	38,000.00	SCHERING PLOUGH CORP COM	795,055	742,140
	6,500.00	SCIELE PHARMA INC COM	156,792	155,480
	15,000.00	WYETH COM	679,753	595,050
			6,337,438	6,143,524	3.89%

TOTAL HEALTH CARE			9,337,602	10,214,707	6.46%

INDUSTRIALS
Capital Goods	12,000.00	3M COMPANY	1,044,512	955,800
	10,000.00	CATERPILLAR INC DEL COM	688,837	709,900
	10,000.00	COOPER INDUSTRIES	500,421	444,400
	7,500.00	DRS TECHNOLOGIES INC COM	215,334	402,150
	7,000.00	GENERAL DYNAMICS CORP COM	335,505	591,710
	46,000.00	GENERAL ELEC CO COM	1,568,472	1,626,560
	23,000.00	IDEX CORP	771,386	718,290
	3,000.00	II-VI INC.	90,857	97,260
	2,000.00	KENNAMETAL	78,880	61,240
	10,000.00	L-3 COMMUNICATNS HLDGS COM	869,677	1,102,800
	2,000.00	MANITOWOC INC COM	87,065	75,760
	2,000.00	PRECISION CASTPARTS CORP	265,526	227,500
			6,516,470	7,013,370	4.44%

Commercial Services & Supplies	7,000.00	STERICYCLE INC COM	307,477	414,820	0.26%

TOTAL INDUSTRIALS			6,823,948	7,428,190	4.70%

INFORMATION TECHNOLOGY
Software & Services	10,000.00	BMC SOFTWARE	339,147	320,700
	200.00	CACI INTL INC CL A	9,943	8,718
	200.00	COGNIZANT TECHNOLOGY SOLUT	7,825	5,580
	2,950.00	GLOBAL SOURCES	48,941	39,088
	53,000.00	MICROSOFT CORP COM	1,410,540	1,727,800
	8,000.00	ORACLE CORP COM	166,835	164,400
	15,000.00	SYMANTEC CORP COM	243,709	268,950
	10,000.00	UNITED ONLINE INC COM	114,228	111,700
			2,341,168	2,646,936	1.67%

Technology Hardware & Equipment	5,500.00	CISCO SYS INC COM	154,983	134,750
	5,000.00	DELL COMPUTER CORP COM	102,969	98,975
	25,000.00	E M C CORP MASS COM	521,525	395,750
	15,000.00	HEWLETT PACKARD CO COM	365,950	655,800
	9,000.00	INTERNATIONAL BUS MACH COM	649,107	963,990
	3,000.00	NOKIA CORP SPONSORED ADR	110,685	111,420
	10,500.00	SEAGATE TECHNOLOGY SHS	291,381	212,835
	25,000.00	TYCO ELECTRONICS	741,066	843,500
	17,500.00	WESTERN DIGITAL CORP COM	424,977	462,875
			3,362,642	3,879,895	2.45%

Semiconductors &	2,000.00	INTEL CORP COM	51,695	42,200
Semiconductor Equipment	2,500.00	MEMC ELECTRONIC MATERIALS	154,049	178,450
	2,500.00	NVIDIA CORP COM	92,272	61,475
			298,015	282,125	0.18%

TOTAL INFORMATION TECHNOLOGY			6,001,826	6,808,956	4.31%

MATERIALS	12,000.00	ALLIANCE RES PARTNR LP UT	207,160	424,320
	5,820.00	ANGLO AMERN PLC ADR	159,651	161,039
	10,000.00	ARCHER DANIELS MIDLAND COM	330,233	439,800
	2,000.00	B A S F A G SPONSORED ADR	271,836	259,254
	4,000.00	BHP BILLITON LTD SPONSORED	306,268	270,280
	1,000.00	BUNGE LIMITED COM	111,953	117,030
	2,500.00	CAMECO CORP COM	117,508	84,525
	1,012.00	CEMEX S A SPON ADR 5 ORD	34,346	27,364
	1,000.00	CLEVELAND CLIFFS	101,615	102,000
	5,000.00	DOW CHEM CO COM	185,186	191,700
	2,500.00	DU PONT E I DE NEMOURS COM	113,363	112,050
	250.00	FREEPORT MCMORAN COPPER &	27,849	22,205
	3,000.00	MECHEL OAO	215,192	277,500
	2,500.00	METAL MANAGEMENT	137,644	124,200
	1,000.00	MONSANTO	103,858	111,590
	1,000.00	MOSAIC CO	77,950	90,930
	1,500.00	NUCOR CORP COM	100,115	86,760
	3,000.00	POTASH CORPORATION	400,446	420,900
	500.00	RIO TINTO	129,747	203,475
	16,000.00	ROHM & HAAS CO COM	794,160	853,600
	20,000.00	SEALED AIR CORP NEW	470,644	523,000
	1,000.00	SOUTHERN COPPER CORP	116,015	94,020
	1,000.00	SYNGENTA AG SPONSORED ADR	49,245	52,740
	3,000.00	TERRA INDUSTRIES	134,092	130,440
TOTAL MATERIALS			4,696,073	5,180,723	3.28%

TELECOMMUNICATION SERVICES	6,000.00	AMERICA MOVIL SA DE CV SPO	318,924	359,220
	1,300.00	CHINA MOBILE HONG KONG SPO	60,106	98,176
	7,500.00	CHUNGHWA TELECOM CO SPONSO	134,510	157,500
	50.00	MILLICOM INTL CELLULAR	4,780	5,297
	6,000.00	MOBILE TELESYS OJSC SPONSO	508,926	498,030
	15,000.00	PARTNER COMMUNICATIONS	231,799	311,100
	500.00	SK TELECOM LTD SPONSORED A	9,648	12,420
	14,221.00	TELECOM CP NEW ZEALAND SPO	208,204	225,687
	12,500.00	TELECOMUNCA DE SAO PAU SPO	264,168	346,625
	3,000.00	VIMPEL COMMUNICATIONS	96,979	79,650
TOTAL TELECOMMUNICATION SERVICES			1,838,044	2,093,705	1.32%

UTILITIES	7,000.00	AMERIGAS PARTNERS L P UNIT	251,267	231,070
	5,000.00	COMPANHIA DE SANEAMENTO SP	100,589	214,050
	5,000.00	COMPANHIA PARANAENSE de EN	69,495	73,000
	7,500.00	ENDESA NACIONAL ELEC SPONS	312,709	349,793
	5,000.00	EXELON CORP COM	131,176	380,500
	500.00	ONEOK INC NEW COM	13,723	23,500
	2,000.00	PPL CORP COM	104,472	97,700
	55,000.00	TECO ENERGY INC COM	720,631	916,850
	2,500.00	VEOLIA ENVIRONMENT ADS	189,873	206,725
TOTAL UTILITIES			1,893,933	2,493,188	1.58%

TOTAL COMMON STOCKS			$63,452,734	$73,033,548	46.19%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued ) (Unaudited)
January 31, 2008

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

PREFERRED STOCKS:
AMBAC FINANCIAL GROUP 5.95	11,500	$243,941	$162,150
BLUE WATER TR I	10	1,001,109	1,000,000
COMCAST CORP 7% NOTE	4,000	91,266	96,760
FREDDIE MAC PREFERRED Z	10,000	250,000	268,500
LEARNINGSTATION.COM	1,224,661	500,000	300,000

TOTAL INVESTMENTS IN PREFERRED STOCKS		$2,086,316	$1,827,410	1.16%

BMC FUND, INC.	SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (Continued) (Unaudited)
January 31, 2008

			Market	Percent of
Industries	Company Name	Cost	Value	Net Assets

Short-term Investments	Evergreen Institutional Money Market Fund	$6,446,059	$6,446,059	4.08%

TOTAL INVESTMENTS - MARKET VALUE			$146,399,374	92.59%

Aggregate gross unrealized appreciation of security values			$27,993,326
Aggregate gross unrealized depreciation of security values			(4,958,809)
Net appreciation of security values			23,034,517
Tax cost of securities			123,364,857

Total market value of securities			$146,399,374

BMC FUND, INC.	SCHEDULE II
INVESTMENTS IN AFFILIATES (Unaudited)
January 31, 2008

	Number of	Amount of Equity
	Shares Held At	In Net Profit	Amount of	Value at
	January 31,	And Loss for the	Dividends	January 31,
Issuer	2008	Period	(1)	2008

Broyhill Industries, Inc. - wholly owned
subsidiary	1,000	$(9,547)	$-	$645,256

P. B. Realty, Inc. - wholly owned
subsidiary	1,000	1,666,969	-	13,441,620

TOTAL		$1,657,422	$-	$14,086,876

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
March 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
March 10, 2008

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and
Chief Executive Officer
March 10, 2008